LEASES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Assets:
Operating lease right-of-use assets	$ 11,787,983		$ 11,787,983		$ 5,249,417	$ 4,597,052
Liabilities:
Operating lease liabilities, current	(2,226,906)		(2,226,906)		(2,134,494)	(1,428,474)
Operating lease liabilities, non-current	(12,338,011)		(12,338,011)		(3,566,922)	(3,359,354)
Total lease liabilities	$ (14,564,917)		$ (14,564,917)		$ (5,701,416)	$ (4,787,828)
Weighted average remaining lease terms: Operating leases	5 years 2 months 23 days		5 years 2 months 23 days		3 years 11 months 23 days	2 years 7 months 17 days
Weighted average discount rate: Operating leases	28.00%		28.00%		28.00%	28.00%
Operating lease costs:
Fixed lease cost	$ 4,292,916	$ 1,355,952	$ 330,175	$ 887,294	$ 3,318,326	$ 1,718,424
Variable lease cost	350,533	100,210	85,298	147,120	250,499	496,914
Sublease income	(462,363)	(150,413)	(108,127)	(201,875)	(362,126)	(293,511)
Total operating lease costs	$ 4,181,086	$ 1,305,749	$ 307,346	$ 832,539	3,206,699	2,086,517
Cash paid for amounts included in the measurement of lease liabilities for the fiscal year ended September 30, 2023, and 2022					3,168,567	1,751,680
Short-term lease cost						$ 164,690